Organization and Principal Activities	6 Months Ended
Apr. 30, 2025
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

Business

MaxsMaking Inc. (“MaxsMaking” and collectively with its consolidated subsidiaries, the “Company”) is a manufacturer of customized consumer goods with a strong focus on advanced technology and innovation. The Company consists of various subsidiaries that specialize in different aspects of its businesses, including digital production, software development, product design and brand management, online sales and international trade. The Company was founded in 2007, with its headquarters located in Shanghai, China, our manufacturing facilities located in Yiwu, Zhejiang province and Zhumadian, Henan province.

Leveraging the advantages of talent and resource integration, industrial chain and internet, the Company specializes in the manufacturing customized products, a blue ocean market of the manufacturing industry. Serving small and medium-sized enterprises and individual e-commerce sellers with their needs for small batch customized products, the Company currently mainly uses cotton cloth, nylon cloth, polyester, recycled polyethylene terephthalate (rPET) and other materials to produce backpacks, shopping bags, aprons, tablecloths and other consumer goods. The Company serves enterprises, schools, government agencies, non-profit organizations, e-commerce sellers and various groups and organizations to meet their needs for small-batch customized products. The Company is committed to helping customers build brand image and improve market competitiveness. In the production process, the Company uses sustainable raw materials and production methods to provide customers with high-quality products, and it pays attention to environmental protection and social responsibility in the meantime.

Organizations

MaxsMaking Inc. (“MaxsMaking” and collectively with its consolidated subsidiaries, the “Company”) is a limited liability company incorporated under the laws of the BVI on August 14, 2023.

MaxKraft Inc (“MaxKraft”) is a limited liability company incorporated on August 21, 2023 under the Laws of Hong Kong and a wholly owned subsidiary of MaxsMaking.

MaxsMaking Group Limited (“MaxsMaking HK”) is a limited liability company incorporated on September 4, 2023, under the Laws of Hong Kong and a wholly owned subsidiary of MaxKraft.

Ververise Group Limited (“Ververise HK”) is a limited liability company incorporated on November 6, 2023,under the laws of Hong Kong and a wholly owned subsidiary of MaxKraft.

Zhejiang MaxsMaking Technology Co., Ltd. (“WFOE” or “Zhejiang MaxsMaking”) is a limited liability company incorporated on January 11 under the laws of the PRC, and is 100% owned by MaxsMaking HK.

Zhejiang Haodingduo Intelligent industry Group Co., Ltd. (“Intelligent Industry Company”) is a limited liability company incorporated on July 27, 2023 under the laws of the PRC with 99% equity interest owned by WOFE and 1% equity interest owned by Ververise HK.

Shanghai Alliance Industrial Co., Ltd. (“Shanghai Alliance”) is a limited liability company incorporated on January 29, 2007 under the laws of the PRC with 100% equity interest owned by Intelligent Industry Company.

Shanghai Supreme Technology Co., Ltd. (“Supreme Technology”) is a limited liability company incorporated on December 12, 2016 under the laws of the PRC with 90% equity interest owned by Shanghai Alliance.

Zhejiang Alliance Arts and Crafts Co., Ltd. is a limited liability company incorporated on December 27, 2018 under the laws of the PRC and a wholly owned subsidiary of Shanghai Alliance.

Shanghai Lvzao Intelligent Technology Co., Ltd. is a limited liability company incorporated on October 11, 2021 under the laws of the PRC and a wholly owned subsidiary of Shanghai Alliance.

Haodingduo (Shanghai) Technology Co., Ltd. (“Haodingduo Shanghai”) is a limited liability company incorporated on August 10, 2021 under the laws of the PRC and a wholly owned subsidiary of Shanghai Alliance.

Zhumadian City Haoyi Craft Products Co., Ltd.(“Zhumadian”) is a limited liability company incorporated on March 20, 2022 under the laws of the PRC with 95% equity interest owned by Haodingduo Shanghai.

Haodingduo (Zhejiang) Web Science and Technology Co., Ltd. is a limited liability company incorporated on July 27, 2021 under the laws of the PRC and a wholly owned subsidiary of Supreme Technology.

Haodingduo Brand Management Co., Ltd. is a limited liability company incorporated on November 29, 2021 under the laws of the PRC and a wholly owned subsidiary of Supreme Technology.

Reorganization

A reorganization of the Company’s legal structure (“Reorganization”) was completed on February 1, 2024. The reorganization involved the incorporation of offshore entities of MaxsMaking, MaxKraft, Ververise HK and MaxsMaking HK.

Intelligent Industry Company was originally wholly owned by Zhejiang Haodingduo Intelligent Technology Group Co., Ltd. In December 2023, Ververise HK acquired an aggregate of 1% equity interest of Intelligent Industry Company by subscribing to its additional capital, after which Zhejiang Haodingduo Intelligent Technology Group Co. became a 99% shareholder of Intelligent Industry Company. In January 2024, Zhejiang MaxsMaking acquired an aggregate of 99% equity interest of Intelligent Industry Company from Zhejiang Haodingduo Intelligent Technology Group Co., Ltd., replacing it as a shareholder of Haodingduo Intelligent Industry. Zhejiang MaxsMaking is a wholly-owned subsidiary of MaxsMaking HK. After Ververise HK was acquired by Maxkraft on February 1, 2024, MaxsMaking Inc. indirectly owned 100% of the equity interest of the Intelligent Industry Company and Shanghai Alliance, becoming the ultimate holding company of Shanghai Alliance’s subsidiaries.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.